Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	As of September 30,
	2019	2020
ASSETS
Long term investment	8,226,779	8,869,462
Total assets	$8,226,779	$8,869,462

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	-	-

Shareholders’ equity
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2019 and 2020; 7,800,000 shares issued and outstanding as of September 30, 2019 and 2020, respectively)	7,800	7,800
Subscription receivable	(7,800)	(7,800)
Receivables due from a shareholder	(4,835,920)	(4,737,521)
Additional paid-in capital	12,078,058	12,078,058
Statutory reserve	187,973	212,842
Retained earnings	1,453,325	1,575,630
Accumulated other comprehensive loss	(656,657)	(259,547)
Total shareholders’ equity	8,226,779	8,869,462
Total liabilities and shareholders’ equity	$8,226,779	$8,869,462

Schedule of income and comprehensive income
	For the years ended September 30,
	2018	2019	2020
Other income:
Equity in earnings of subsidiaries	$512,541	$1,738,123	$147,174

Income before income tax expense	512,541	1,738,123	147,174
Income tax expense	-	-	-
Net income	512,541	1,738,123	147,174

Other comprehensive income:
Foreign currency translation (loss) income, net of nil income taxes	(187,105)	(192,550)	397,110
Total comprehensive income	$325,436	$1,545,573	$544,284

Schedule of cash flows
For the years ended September 30,
	2018	2019	2020
Cash flows from operating activities	$-	$-	$-
Cash flows from investing activities	-	-	-
Cash flows from financing activities	-	-	-
Effect of exchange rate changes	-	-	-
Net increase in cash, cash equivalents and restricted cash	-	-	-
Cash, cash equivalents and restricted cash, at beginning of year	-	-	-
Cash, cash equivalents and restricted cash, at end of year	$-	$-	$-